Note 13 - Financial Instruments with Off-balance-sheet Risk (Details Textual)	12 Months Ended
Dec. 31, 2022 USD ($)
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 118,064,000
Minimum [Member] | Standby Letters of Credit [Member]
Guarantee Obligations, Term 1 (Year)	1 year
Maximum [Member] | Standby Letters of Credit [Member]
Guarantee Obligations, Term 1 (Year)	2 years